Business Developments - Assets and liabilities (Details) - JPY (¥) ¥ in Millions	Sep. 30, 2022	Mar. 31, 2022	Sep. 30, 2021
Assets held for sale:
Total	¥ 1,794,976		¥ 10,193,119
Liabilities held for sale:
Total	2,592,893		¥ 10,874,609
Disposal group, disposed of by sale, not discontinued operations | MUFG Union Bank
Assets held for sale:
Interest-earning deposits in other banks	1,251,032	¥ 1,110,633
Investment securities	3,401,195	3,188,257
Loans, net of allowance for credit losses	7,690,437	6,561,316
Other	1,073,879	761,361
Total	13,416,543	11,621,567
Liabilities held for sale:
Deposits	12,158,738	10,448,481
Other	1,591,815	709,179
Total	¥ 13,750,553	¥ 11,157,660